Income Tax - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Increase valuation allowance					$ 10,700	$ 7,900
Income tax expense	$ 0	$ 0	$ 0	$ 0	0	0
Gross unrecognized tax benefits						1,300
Accrued interest and penalties related to unrecognized tax benefits					$ 0	$ 0